Inventories, Net	12 Months Ended
Dec. 31, 2024
Classes of current inventories [abstract]
Inventories, Net
Note 15 – Inventories, Net

	December 31,
	2 0 2 4	2 0 2 3	2 0 2 4
	NIS	NIS	US Dollars

Finished products	83,216	54,193	22,818
Inventory in transit	16,111	11,782	4,418
Less – Provision of slow-moving inventory	(1,093)	(3,500)	(300)
	98,234	62,475	26,936

The Company records a provision for slow moving inventory in respect of inventory items estimated by management not to be realized due to expiration date. The slow-moving inventory is based on the historic realization rate of the respective item as well as on management's estimate with respect to its future realization rate.